Form N-1A Supplement	Apr. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated August 6, 2026
to the currently effective
Summary Prospectus and Prospectus for the
iShares Morningstar Small‑Cap ETF (ISCB)
(the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect either (i) immediately or (ii) on or around October 5, 2026 (the “Effective Date”).
Accordingly, the following change will become effective immediately:
1.	The Fund’s fiscal year end will be changed to August 31.
The following changes will become effective on the Effective Date:
1.	The Fund’s ticker, name, and Underlying Index will be changed to the following, and all references to each shall be updated with the following:

New Ticker	New Fund Name	New Underlying Index Name

MSML	iShares MSCI USA Small‑Cap ETF	MSCI USA Small Cap Index
2.	The first and second paragraphs of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Small Cap Index (the “Underlying Index”), which measures the performance of the small-capitalization segment of the U.S. equities market, as determined by MSCI Inc. (“MSCI” or the “Index Provider”). The Underlying Index represents approximately 14% of the free float-adjusted market capitalization in the U.S. The Underlying Index is free float-adjusted market-capitalization weighted.
As of June 30, 2026, a significant portion of the Underlying Index is represented by securities of companies in the financial, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
3.	The last paragraph of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
iShares Trust
Supplement dated August 6, 2026
to the currently effective
Summary Prospectus and Prospectus for the
iShares Morningstar Small‑Cap ETF (ISCB)
(the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect either (i) immediately or (ii) on or around October 5, 2026 (the “Effective Date”).
Accordingly, the following change will become effective immediately:
1.	The Fund’s fiscal year end will be changed to August 31.
The following changes will become effective on the Effective Date:
1.	The Fund’s ticker, name, and Underlying Index will be changed to the following, and all references to each shall be updated with the following:

New Ticker	New Fund Name	New Underlying Index Name

MSML	iShares MSCI USA Small‑Cap ETF	MSCI USA Small Cap Index
2.	The first and second paragraphs of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the MSCI USA Small Cap Index (the “Underlying Index”), which measures the performance of the small-capitalization segment of the U.S. equities market, as determined by MSCI Inc. (“MSCI” or the “Index Provider”). The Underlying Index represents approximately 14% of the free float-adjusted market capitalization in the U.S. The Underlying Index is free float-adjusted market-capitalization weighted.
As of June 30, 2026, a significant portion of the Underlying Index is represented by securities of companies in the financial, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
3.	The last paragraph of the Principal Investment Strategies section in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.